Cover	May 30, 2023
Cover [Abstract]
Entity Registrant Name	QRONS INC.
Entity Central Index Key	0001689084
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	May 30, 2023
Entity Incorporation State Country Code	WY
Entity Tax Identification Number	81-3623646
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-55800
Entity Address Address Line 1	28-10 Jackson Avenue #26N
Entity Address City Or Town	Long Island City
Entity Address State Or Province	NY
Entity Address Postal Zip Code	11101
City Area Code	212
Local Phone Number	945-2080